Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Basis of preparation

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with, and are in compliance with, International Financial Reporting Standards (“IFRS”) and related interpretations as adopted by the International Accounting Standards Board (“IASB”). IFRS is comprised of standards and interpretations approved by the IASB and IFRS and interpretations approved by the predecessor International Accounting Standards Committee that have been subsequently approved by the IASB and remain in effect. References to IFRS hereafter should be construed as references to IFRS as adopted by the IASB.

The consolidated financial statements, are presented in U.S. dollar, rounded to the nearest million, and have been prepared under the historical cost convention, except for the following:

●	Private and Public Warrants and the Earnout Shares (see note 21); and
●	derivative financial instruments are stated at fair value; and
●	employee benefit obligations are measured at the present value of the future estimated cash flows related to benefits earned and pension assets valued at fair value.

The preparation of consolidated financial information in conformity with IFRS requires the use of critical accounting estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses. It also requires management to exercise judgment in the process of applying Group accounting policies. These estimates, assumptions and judgments are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances and are subject to continual re-evaluation. However, actual outcomes may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are discussed in the critical accounting estimates, assumptions and judgments.

Basis of preparation prior to the AMP Transfer

For the periods prior to the AMP Transfer, consolidated financial statements have been prepared on a carve-out basis from the consolidated financial statements of AGSA, to represent the financial position and performance of the AMP Business as if the AMP Business had existed on a stand-alone basis for the years ended December 31, 2020, 2019 and for the three months from January 1, 2021 to April 1, 2021, the date that the AMP Transfer occurred, for the audited consolidated income statement, statement of comprehensive income, statement of cash flows and as at December 31, 2020 for the audited consolidated statement of financial position. However, those consolidated financial statements are not necessarily indicative of the results that would have occurred if the AMP Business had been a stand-alone entity during the period presented.

The consolidated financial statements have been prepared by aggregating the financial information from the entities as described in note 25, together with assets, liabilities, income and expenses that management has determined are specifically attributable to the AMP Business including related party borrowings, and direct and indirect costs and expenses related to the operations of the Business. The following summarizes the principles applied in preparing the consolidated financial statements:

●	Controlled companies that are part of the AMP Business have been included in the consolidated financial statements, as further described in note 25. Goodwill, customer relationship intangible assets and fair value adjustments directly attributable to the acquisition of the controlled companies that are part of the AMP Business by Ardagh, have been included in the consolidated financial statements. No companies were acquired or disposed of during the financial periods prior to the AMP Transfer;
●	The AMP Business did not in the past form a separate legal group and therefore it is not possible to show issued share capital or a full analysis of reserves. The net assets of the AMP Business are represented by the cumulative investment of Ardagh in the AMP Business, shown as invested capital;
●	All intercompany balances, investments in subsidiaries and share capital within the AMP Business have been eliminated upon combination in the consolidated financial statements;
●	All employee benefit obligations are directly attributable to the AMP Business and are obligations of the entities described in note 20;
●	The AMP Business adopted IFRS 16 applying the simplified approach, with the right-of-use assets being calculated as if IFRS 16 had always been applied and the lease liabilities being calculated as the present value of expected remaining future lease payments, discounted at the AMP Business’ incremental borrowing rate as at January 1, 2018. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities recognized upon adoption of IFRS 16 was 5.0%. Upon adoption, the AMP Business has availed of the practical expedients to use hindsight in determining the lease term where the contract contains options to extend or terminate the lease and has also elected not to apply IFRS 16 to contracts that were not identified before as containing a lease under IAS 17 and IFRIC 4;
●	Cumulative translation differences directly attributable to the controlled companies that are part of the AMP Business, have been allocated at the amounts included in Ardagh’s consolidated financial statements;
●	Corporate center costs allocated by Ardagh, prior to the AMP Transfer, have been included in selling, general and administration (“SGA”) expenses ($27 million and $22 million, respectively, for the years ended December 31, 2020 and 2019, and $9 million for the three months ended March 31, 2021). The Ardagh support provided to the AMP Business included stewardship by Ardagh senior management personnel and functional support in terms of typical corporate areas such as Group finance, legal and risk, in addition to, discrete support which was provided from centralized management activities such as HR, Sustainability and IT in order to complement and support the activities in these areas which existed within the AMP Business. The Ardagh corporate head office costs were allocated principally based on Adjusted EBITDA, with settlement of these costs recorded within invested capital. The allocations to the AMP Business reflected all the costs of doing business and Management believes that the allocations were reasonable and materially reflected what the expenses would have been on a stand-alone basis. These costs reflected the arrangements that existed in Ardagh and are not necessarily representative of costs that may arise in the future. In addition to these Ardagh corporate head office costs, shared divisional costs of $15 million attributable to the AMP Business, were incurred in the year ended 31 December 2019. In subsequent years, the activities associated with these shared divisional costs formed part of the Ardagh shared corporate head office costs attributable to the AMP Business, or were incurred specifically within the AMP Business;
●	Tax charges and credits and balances in the consolidated financial statements have been calculated as if the AMP Business was a separate taxable entity using the separate return method. The tax charges and credits recorded in the consolidated income statement and tax balances recorded in the consolidated statement of financial position have been affected by the taxation arrangements within Ardagh and are not necessarily representative of the positions that may arise in the future. Differences between the tax charges and credits and balances in the consolidated financial statements, and the tax charges and credits and balances in the historical records of the AMP Business are included in invested capital;
●	The AMP Business has its own treasury functional team with certain treasury and risk management functions being performed by a central treasury function, which includes cash pooling and similar arrangement between Ardagh and the AMP Business. Interest on related party borrowings and allocated costs and expenses as described below have generally been deemed to have been paid by the AMP Business to Ardagh in the month in which the costs were incurred. In addition, all external debt used to fund Ardagh’s operations is managed and held centrally. Related party borrowings to Ardagh, representing back-to-back agreements related to those components of the Ardagh Group’s corporate debt used to fund the initial acquisition of the AMP Business by Ardagh, is included in the consolidated financial statements reflecting the debt obligation and related interest costs of the Business. Any cash balances reflected on the consolidated financial statements are legally owned by the AMP Business. Ardagh has entered into certain derivative instruments with external counterparties on behalf of the AMP Business and on the back of those related-party derivatives between Ardagh and the AMP Business have been executed, the impact of which have been included in the consolidated financial statements;
●	Other intercompany balances between Ardagh and the AMP Business with the exception of the related party borrowings discussed above are deemed to be long term funding in nature and did not remain a liability upon separation from Ardagh and hence have been presented as part of invested capital in the consolidated financial statements.

Basis of preparation after the AMP Transfer

For the periods after the AMP Transfer, from April 1, 2021 through December 31, 2021, consolidated financial statements have been prepared for the Group as a stand-alone business. The accounting policies, presentation and methods of computation followed in the consolidated financial statements are consistent with those applied in the audited consolidated financial statements of the AMP Business for the year ended December 31, 2020, except for the new or amended accounting policies identified as applying after the AMP Transfer as indicated in the paragraphs below, in addition to the calculation of earnings per share as further detailed in note 8, the recognition and measurement of the Earnout Shares and Public and Private Warrants as further detailed in note 21 and the recognition and measurement of the IFRS 2 charge in note 24.

Going concern

Going concern

At the date that the audited consolidated financial statements were approved for issue by the board of directors, the Board has formed the judgment that there is a reasonable expectation that the Group will have adequate resources to continue in operational existence for the foreseeable future. Accordingly, these audited consolidated financial statements have been prepared on a going concern basis. In assessing whether the going concern assumption is appropriate, the Board has taken into account all available information about a period, extending to at least, December 31, 2022. In arriving at its conclusion, the Board has taken account of the Group’s current and anticipated trading performance, together with current and anticipated levels of cash and net debt and the availability of committed borrowing facilities and, as a result, it is the Board’s judgment that it is appropriate to prepare the audited consolidated financial statements using the going concern basis.

Recent accounting pronouncements

Recently adopted accounting standards and changes in accounting policies

The impact of new standards, amendments to existing standards and interpretations issued and effective for annual periods beginning on or after January 1, 2021 have been assessed by the Board as not having had a material impact on the Group.

Recent accounting pronouncements

The Board’s assessment of the impact of new standards, which are not yet effective and which have not been early adopted by the Group, on the consolidated financial statements and disclosures is on-going.

Basis of combination and consolidation

Basis of combination (for the periods prior to the AMP Transfer)

(i)	Controlled companies

The companies included in these consolidated financial statements are all entities over which the AMP Business has control. The AMP Business controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.

The acquisition method of accounting is used to account for the acquisition of controlled companies by the AMP Business. The cost of an acquisition is the consideration given in exchange for control of the identifiable assets, liabilities and contingent liabilities of the acquired legal entities. Directly attributable transaction costs are expensed and included as exceptional items within sales, general and administration expenses. The acquired net assets are initially measured at fair value. The excess of the cost of acquisition over the fair value of the identifiable net assets acquired is recorded as goodwill. Goodwill is stated at cost less any accumulated impairment losses. Goodwill is allocated to those groups of cash-generating units (“CGUs”) that are expected to benefit from the business combination in which the goodwill arose for the purpose of assessing impairment. Goodwill is tested annually for impairment or whenever indicators suggest that impairment may have occurred. Any goodwill and fair value adjustments are recorded as assets and liabilities of the acquired legal entity in the currency of the primary economic environment in which the legal entity operates (“the functional currency”).

(ii)   Transactions eliminated on consolidation

      Transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. Subsidiaries’ accounting policies have been changed where necessary to ensure consistency with the policies adopted by the Group.

(iii)   Transactions with Ardagh

Any unsettled intercompany balances between the Group and Ardagh are presented as related party receivables or payables in the consolidated financial statement, within Trade and other receivables and Trade and other payables.

Basis of consolidation (for the periods after the AMP Transfer)

(i)   Subsidiaries

Subsidiaries are fully consolidated from the date on which control is transferred to the Group and are de-consolidated from the date on which control ceases. Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.

The acquisition method of accounting is used to account for the acquisition of subsidiaries by the Group. The cost of an acquisition is the consideration given in exchange for control of the identifiable assets, liabilities and contingent liabilities of the acquired legal entities. Acquisition-related costs are expensed and included as exceptional items within sales, general and administration expenses. The acquired net assets are initially measured at fair value. The excess of the cost of acquisition over the fair value of the identifiable net assets acquired is recorded as goodwill. Any goodwill and fair value adjustments are recorded as assets and liabilities of the acquired legal entity in the currency of the primary economic environment in which the legal entity operates (the “functional currency”). If the cost of acquisition is less than the fair value of the Group’s share of the net assets of the legal entity acquired, the difference is recognized directly in the consolidated income statement. The Group considers obligations of the acquiree in a business combination that arise as a result of the change in control, to be cash flows arising from obtaining control of the controlled entity, and classifies these obligations as investing activities in the consolidated statement of cash flows.

Predecessor accounting is used to account for the transfer of a subsidiary in the form of a capital reorganization. Under predecessor accounting, the Group carries forward the predecessor carrying values of the acquired net assets and the liabilities assumed as previously reflected in the consolidated financial statements of Ardagh Group. The difference between the consideration given and the aggregate carrying value of the assets and the liabilities of the acquired entity at the date of the transaction is included in equity in other reserves.

(ii)	Non-controlling interests

Non-controlling interests represent the portion of the equity of a subsidiary which is not attributable to the Group. Non-controlling interests are presented separately in the consolidated financial statements. Changes in ownership of a subsidiary which do not result in a change in control are treated as equity transactions.

(iii)	Transactions eliminated on consolidation

Transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. Subsidiaries’ accounting policies have been changed where necessary to ensure consistency with the policies adopted by the Group.

(iv)  Transactions with Ardagh

      Any unsettled intercompany balances between the Group and Ardagh are presented as related party receivables or payables in the consolidated financial statements, within Trade and other receivables and Trade and other payables.

Foreign currency

Foreign currency

(i)	Functional and presentation currency

The functional currency of the Company is euro. The consolidated financial statements are presented in U.S. dollar which is the Group’s presentation currency.

(ii)	Foreign currency transactions

Items included in the financial statements of each of the Group’s entities are measured using the functional currency of that entity.

Transactions in foreign currencies are translated into the functional currency at the foreign exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the foreign exchange rate ruling at that date. Foreign exchange differences arising on translation are recognized in the consolidated income statement, except: (i) differences on foreign currency borrowings that provide an effective hedge against a net investment in a foreign entity (“net investment hedges”), which are taken to other comprehensive income until the disposal of the net investment, at which time they are recognized in the consolidated income statement; and (ii) differences on certain derivative financial instruments discussed under “Derivative financial instruments” below.

(iii)	Financial statements of foreign operations

The assets and liabilities of foreign operations are translated into euro at foreign exchange rates ruling at the reporting date. The revenues and expenses of foreign operations are translated to euro at average exchange rates for the year. Foreign exchange differences arising on retranslation and settlement of such transactions are recognized in other comprehensive income. Gains or losses accumulated in other comprehensive income are recycled to the consolidated income statement when the foreign operation is disposed of.

Non-monetary items measured at fair value in foreign currency are translated using the exchange rates as at the date when the fair value is determined.

Business combination and goodwill

Business combination and goodwill

All business combinations are accounted for by applying the acquisition method of accounting. This involves measuring the cost of the business combination and allocating, at the acquisition date, the cost of the business combination to the assets acquired and liabilities assumed. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in sales, general and administration expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration is recognized at fair value at the acquisition date.

Goodwill represents the excess of the cost of an acquisition over the fair value of the net identifiable assets of the acquired subsidiary at the date of acquisition.

Goodwill is stated at cost less any accumulated impairment losses. Goodwill is allocated to those groups of cash-generating units (“CGUs”) that are expected to benefit from the business combination in which the goodwill arose for the purpose of assessing impairment. Goodwill is tested annually for impairment or whenever indicators suggest that impairment may have occurred.

Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Intangible assets

Intangible assets

Intangible assets are initially recognized at cost.

Intangible assets acquired as part of a business combination are capitalized separately from goodwill if the intangible asset is separable or arises from contractual or other legal rights. They are initially recognized at cost which, for intangible assets arising in a business combination, is their fair value at the date of acquisition.

Subsequent to initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The carrying values of intangible assets with finite useful lives are reviewed for indicators of impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that the carrying values may not be recoverable.

The amortization of intangible assets is calculated to write off the book value of finite lived intangible assets over their useful lives on a straight-line basis, on the assumption of zero residual value. Management estimates the useful lives within the following ranges:

Computer software	2 – 7 years
Customer relationships	5 – 15 years
Technology	5 – 15 years

(i) Computer software

Computer software development costs are recognized as assets. Costs associated with maintaining computer software programs are recognized as an expense as incurred.

(ii) Customer relationships

Customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Customer relationships have a finite useful economic life and are carried at cost less accumulated amortization.

(iii) Technology

Technology based intangibles acquired in a business combination are recognized at fair value at the acquisition date and reflect the Group’s ability to add value through accumulated technological expertise surrounding product and process development.

(iv) Research and development costs

Research costs are expensed as incurred. Development costs relating to new products are capitalized if the new product is technically and commercially feasible. All other development costs are expensed as incurred.

Property, plant and equipment

Property, plant and equipment

(i)	Owned assets

Items of property, plant and equipment are stated at cost less accumulated depreciation and impairment losses, except for land which is shown at cost less impairment. Spare parts which form an integral part of plant and machinery and which have an estimated useful economic life greater than one year are capitalized. Spare parts which do not form an integral part of plant and machinery and which have an estimated useful economic life less than one year are included as consumables within inventory and expensed when utilized.

Where components of property, plant and equipment have different useful lives, they are accounted for as separate items of property, plant and equipment.

(ii)	Leased assets

At the lease commencement date or the effective date of a lease modification, the Group recognizes a lease liability as the present value of expected future lease payments, discounted at the Group’s incremental borrowing rate unless the rate implicit in the lease is readily determinable, excluding any amounts which are variable based on the usage of the underlying asset and a right-of-use asset generally at the same amount plus any directly attributable costs. The incremental borrowing rate is the discount rate the Group would have to pay to borrow, over a similar term and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Group combines lease and non-lease components and accounts for them as a single lease component with the exception of the dunnage asset class. Extension options or periods after termination options are considered by management if it is reasonably certain that the lease will be extended or not terminated.

(iii)	Subsequent costs

The Group recognizes in the carrying amount of an item of property, plant and equipment, the cost of replacing the component of such an item when that cost is incurred, if it is probable that the future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. When a component is replaced the old component is de-recognized in the period. All other costs are recognized in the consolidated income statement as an expense as incurred. When a major overhaul is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria above are met.

(iv)	Depreciation

Depreciation is charged to the consolidated income statement on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment. Land is not depreciated. The estimated useful lives are as follows:

Buildings	30 – 40 years
Plant and machinery	3 – 20 years
Dunnage and other	3 – 10 years

Assets’ useful lives and residual values are adjusted, if appropriate, at each balance sheet date.

Impairment of non-financial assets

Impairment of non-financial assets

Assets that have an indefinite useful economic life are not subject to amortization and are tested annually for impairment or whenever indicators suggest that impairment may have occurred. Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

For the purposes of assessing impairment, assets excluding goodwill and long lived intangible assets, are grouped at the lowest levels at which cash flows are separately identifiable. Goodwill and long lived intangible assets are allocated to groups of CGUs. The groupings represent the lowest level at which the related assets are monitored for internal management purposes.

Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

The recoverable amount of other assets is the greater of their value in use and fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the CGU to which the asset belongs.

Inventories

Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in, first-out basis and includes expenditure incurred in acquiring the inventories and bringing them to their current location and condition. In the case of finished goods and work-in-progress, cost includes direct materials, direct labor and attributable overheads based on normal operating capacity.

Net realizable value is the estimated proceeds of sale less all further costs to completion, and less all costs to be incurred in marketing, selling and distribution.

Spare parts which are deemed to be of a consumable nature, are included within inventories and expensed when utilized.

Non-derivative financial instruments

Non-derivative financial instruments

Non-derivative financial instruments comprise trade and other receivables, cash and cash equivalents, borrowings, trade and other payables and the Private and Public Warrants as well as the Earnout Shares (see note 21). Non-derivative financial instruments are recognized initially at fair value plus any directly attributable transaction costs, except as described below. Subsequent to initial recognition, non-derivative financial instruments are measured as described below.

(i)	Trade and other receivables

Trade and other receivables are recognized initially at the transaction price and are, thereafter measured at amortized cost using the effective interest rate method less any provision for impairment, in accordance with the Group’s held to collect business model. The Group uses estimates based on expected credit losses and current information in determining the level of debts for which an allowance for impairment is required. For all other trade receivables, the Group uses an allowance matrix to measure the expected credit loss, based on historical actual credit loss experiences, adjusted for forward-looking information.

(ii)	Securitized assets

The Group has entered into securitization transactions involving certain of its trade receivables. The securitized assets are recognized on the consolidated statement of financial position, until all of the rights to the cash flows from those assets have expired or have been fully transferred outside the Group, or until substantially all of the related risks, rewards and control of the related assets have been transferred to a third party.

The Group has also entered into a Global Asset Based Loan Facility (“ABL”) involving certain of its trade receivables and inventory. The lenders under the ABL have security over those receivables, inventory and the bank accounts where the associated cash flows are received. The risks, rewards and control of these assets are still retained by the Group and are, therefore, recognized on the statement of financial position.

(iii)	Contract assets

Contract assets represent revenue required to be accelerated or recognized over time, based on production completed in accordance with the Group’s revenue recognition policy (as set out below). A provision for impairment of a contract asset will be recognized when there is evidence that the revenue recognized will not be recoverable. The provision is measured based on an allowance matrix to measure the expected credit loss, based on historical actual credit loss experiences, adjusted for forward-looking information.

(iv)	Cash and cash equivalents

Cash and cash equivalents include cash on hand and call deposits held with banks and restricted cash. Cash and cash equivalents are carried at amortized cost.

Short term bank deposits of greater than three months’ maturity which do not meet the definition of cash and cash equivalents are classified as financial assets within current assets and stated at amortized cost.

Restricted cash comprises cash held by the Group but which is ring-fenced or used as security for specific financing arrangements, and to which the Group does not have unfettered access. Restricted cash is measured at amortized cost.

(v)	Borrowings (including related party borrowings during the periods prior to the AMP Transfer)

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Group’s consolidated income statement over the period of the borrowings using the effective interest rate method.

Borrowings are classified as current liabilities unless the Group, has an unconditional right to defer settlement of the liability for at least twelve months after the reporting date.

(vi)	Trade and other payables

Trade and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method.

Derivative financial instruments

Derivative financial instruments

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at each reporting date. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The fair values of various derivative instruments used for hedging purposes are disclosed in note 19. The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months and as a current asset or liability when the remaining maturity of the hedged item is less than 12 months. Trading derivatives are classified as a current asset or liability.

(i)	Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in other comprehensive income, allocated between cash flow hedge gains or losses and cost of hedging gains or losses. For cash flow hedges which subsequently result in the recognition of a non-financial asset, the amounts accumulated in the cash flow hedge reserve are reclassified to the asset in order to adjust its carrying value. Amounts accumulated in the cash flow hedge reserve and cost of hedging reserve, or as adjustments to carrying value of non-financial assets, are recycled to the consolidated income statement in the periods when the hedged item will affect profit or loss.

The gain or loss relating to the ineffective portion is recognized immediately in the consolidated income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing at that time remains in equity and is recognized in the consolidated income statement when the forecast cash flow arises. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the consolidated income statement.

Fair value measurement

Fair value measurement

The Group measures derivative financial instruments and pension assets at fair value at each balance sheet date. Fair value related disclosures for financial instruments and pension assets that are measured at fair value or where fair values are disclosed, are summarized in the following notes:

●	Disclosures of valuation methods, significant estimates and assumptions (notes 19 and 20)
●	Quantitative disclosures of fair value measurement hierarchy (note 19)
●	Financial instruments (including those carried at amortized cost) (note 19)
●	Private and Public Warrants and Earnout Shares (note 21)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	in the principal market for the asset or liability; or
●	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Employee benefits

Employee benefits

(i)	Defined benefit pension plans

Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation.

The liability recognized in the consolidated statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the reporting date less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past service costs and past service credits are recognized immediately in the consolidated income statement.

(ii)	Other long term employee benefits

The Group’s obligation in respect of other long term employee benefit plans represents the amount of future benefit that employees have earned in return for service in the current and prior periods for post-retirement medical schemes, partial retirement contracts and long service awards. These are included in the category of employee benefit obligations on the consolidated statement of financial position. The obligation is computed on the basis of the projected unit credit method and is discounted to present value using a discount rate equating to the market yield at the reporting date on high quality corporate bonds of a currency and term consistent with the currency and estimated term of the obligations. Actuarial gains and losses are recognized in full in the Group’s consolidated statement of comprehensive income in the period in which they arise.

(iii)	Defined contribution plans

A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity. The contributions are recognized as employee benefit expense when they are due.

Provisions

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount can be reliably estimated.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

Revenue recognition

Revenue recognition

Our products include metal containers primarily for the beverage markets with consumer-driven demand. In addition to metal containers, the Group manufactures and supplies a wide range of can ends. Containers and ends are usually distinct items and can be sold separately from each other. A significant portion of our sales volumes are supplied under contracts which include input cost pass-through provisions.

The Group usually enters into framework agreements with its customers, which establish the terms under which individual orders to purchase goods or services may be placed. As the framework agreements do not identify each party’s rights regarding the goods or services to be transferred, they do not create enforceable rights and obligations on a stand-alone basis. Therefore, the Group has concluded that only individual purchase orders create enforceable rights and obligations and meet the definition of a contract. The individual purchase orders have, in general, a duration of one year or less and, as such, the Group does not disclose any information about remaining performance obligations under these contracts. The payment terms of the Group are in line with customary business practice, which can vary by customer and region. The Group has availed of the practical expedient from considering the existence of a significant financing component as, based on past experience, we expect that, at contract inception, the period between when a promised good is transferred to the customer and when the customer pays for that good will be one year or less.

Revenue is recognized when control of a good or service has transferred to the customer. For certain contracts, the Group manufactures products for customers that have no alternative use and for which the Group has an enforceable right to payment for production completed to date. The Group has concluded that it has such enforceable right to payment plus a reasonable margin once it receives an individual purchase order. Therefore, for such products that have no alternative use and where an enforceable right to payment exists, the Group will recognize revenue over time based on the units produced output method such that a portion of revenue, net of any related rebates and cash discounts, excluding sales or value added tax, will be recognized prior to the dispatch of goods as the Group satisfies the contractual performance obligations for those contracts. For all other contracts, the Group will continue to recognize revenue primarily on dispatch of the goods, net of any related customer rebates, cash discounts and value added taxes.

The Group often sells products with rebates and cash discounts based on cumulative sales over a period. Such rebate and cash discount consideration is only recognized when it is highly probable that it will not be subsequently reversed and is recognized using the most likely amount depending on the individual contractual terms.

Exceptional items

Exceptional items

The Group’s consolidated income statement, cash flow and segmental analysis separately identify results before specific items. Specific items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence to provide additional information. Such items include, where significant, restructuring, redundancy and other costs relating to permanent capacity realignment or footprint reorganization, directly attributable acquisition costs and acquisition integration costs, and other transaction-related costs, profit or loss on disposal or termination of operations, start-up costs incurred in relation to and associated with plant builds, significant new line investments, major litigation costs and settlements and impairments of non-current assets. In this regard the determination of “significant” as included in our definition uses qualitative and quantitative factors. Judgment is used by the Group in assessing the particular items, which by virtue of their scale and nature, are disclosed in the Group’s consolidated income statement, and related notes as exceptional items. Management considers columnar presentation to be appropriate in the consolidated income statement as it provides useful additional information and is consistent with the way that financial performance is measured by management and presented to the Board. Exceptional restructuring costs are classified as restructuring provisions and all other exceptional costs when outstanding at the balance sheet date are classified as exceptional items payable.

Net finance expense

Net finance expense

Periods prior to the AMP Transfer

Net finance expense comprises interest expense on related party borrowings, interest costs on leases, net foreign currency translation gains or losses related to financing, net interest cost on net pension plan liabilities, ineffective portions of derivative instruments designated as hedging instruments, losses on derivative instruments that are not designated as hedging instruments and are recognized in profit or loss, and other finance expense.

The AMP Business capitalizes borrowing costs directly attributable to the acquisition, construction or production of manufacturing plants that require a substantial period of time to build that would have been avoided if the expenditure on the qualifying asset had not been made.

Periods after the AMP Transfer

Finance income comprises interest income on funds invested, gains on disposal of financial assets, ineffective portions of derivative instruments designated as hedging instruments and gains on derivative instruments that are not designated as hedging instruments and are recognized in profit or loss.

Finance expense comprises interest expense on borrowings (including amortization of deferred debt issuance costs), related party borrowings, interest cost on leases, certain net foreign currency translation related to financing, net interest cost on net pension plan liabilities, losses on extinguishment of borrowings, ineffective portions of derivative instruments designated as hedging instruments, losses on derivative instruments that are not designated as hedging instruments and are recognized in profit or loss, and other finance expense.

The Group capitalizes borrowing costs directly attributable to the acquisition, construction or production of manufacturing plants that require a substantial period of time to build that would have been avoided if the expenditure on the qualifying asset had not been made.

Costs related to the issuance of new debt are deferred and amortized within finance expense over the expected terms of the related debt agreements by using the effective interest rate method

Income tax

Income tax

Periods prior to the AMP Transfer

Income tax on the profit or loss for the year comprises current and deferred tax. Income tax is recognized in the consolidated income statement except to the extent that it relates to items recognized in other comprehensive income.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date and any adjustment to tax payable in respect of previous years.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are generally not recognized if they arise from the initial recognition of goodwill and deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except for deferred income tax liabilities where the timing of the reversal of the temporary difference is controlled by the AMP Business and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Differences between the tax charges and credits in the consolidated financial statements and the tax charges and credits in the historical records of the AMP Business are included as offset in invested capital.

Periods after the AMP Transfer

Income tax on the profit or loss for the year comprises current and deferred tax. Income tax is recognized in the consolidated income statement except to the extent that it relates to items recognized in other comprehensive income.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date and any adjustment to tax payable in respect of previous years.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are generally not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Segment reporting

Segment reporting

Periods prior to the AMP Transfer

As described in note 1, the AMP Business has not historically operated as a separate stand-alone group and has been managed centrally by Ardagh. For the purposes of these consolidated financial statements, the AMP Business has two operating and reporting segments: Europe and Americas, with internal reporting provided on this basis to the Executive Committee of Ardagh, being its Chief Operating Decision Maker (“CODM”). The internal information supporting this segmental organization is used by the CODM to allocate resources and assess segmental performance.

Periods after the AMP Transfer

The Board and Chief Financial Officer have been identified as the Chief Operating Decision Maker (“CODM”) for the Group.

Operating segments are identified on the basis of the internal reporting regularly provided to the Board in order to allocate resources to the segment and assess its performance.

Critical accounting estimates, assumptions and judgments

Critical accounting estimates, assumptions and judgments

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below. Please refer to the basis of preparation for details of the critical accounting estimates, assumptions and judgments exercised in preparing the combined financial statements.

(i)	Income taxes

The Group is subject to income taxes in numerous jurisdictions and judgment is therefore required in determining the worldwide provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business.  Where uncertain tax treatments exist, the Group assesses whether it is probable that a tax authority will accept the uncertain tax treatment applied or proposed to be applied in its income tax filings. The Group assesses for each uncertain tax treatment whether it should be considered independently or whether some tax treatments should be considered together based on what the Group believes provides a better prediction of the resolution of the uncertainty. The Group considers whether it is probable that the relevant authority will accept each uncertain tax treatment, or group of uncertain tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so.

The Group measures tax uncertainties using its best estimate of likely outcomes. This estimate relies on estimates and assumptions and may involve judgments about future events.

Corporate activity including acquisitions, disposals and reorganizations such as those described in note 1 often create tax uncertainties. The Group has determined, with the benefit of opinions from external tax advisors and legal counsel, where appropriate, that it has provided for all taxation liabilities that are probable to arise from such activities.

New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities.  Such changes could result in incremental tax liabilities which could have a material adverse effect on cash flows, financial condition and results of operations.

Where the final tax outcome of these matters is different from the amounts that were originally estimated such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

(ii)	Measurement of employee benefit obligations

The Group follows guidance of IAS 19 (R) to determine the present value of its obligations to current and past employees in respect of defined benefit pension obligations, other long term employee benefits, and other end of service employee benefits which are subject to similar fluctuations in value in the long term. The Group values its liabilities, with the assistance of professional actuaries, to ensure consistency in the quality of the key assumptions underlying the valuations. The critical assumptions and estimates applied are discussed in detail in note 20.

(iii)	Exceptional items

The consolidated income statement and segment analysis separately identify results before exceptional items. Exceptional items are those that in our judgment need to be disclosed by virtue of their size, nature or incidence.

The Group believes that this presentation provides additional analysis as it highlights exceptional items. The determination of “significant” as included in our definition uses qualitative and quantitative factors which remain consistent from period to period. Management uses judgment in assessing the particular items, which by virtue of their scale and nature, are disclosed in the consolidated income statement and related notes as exceptional items. Management considers the consolidated income statement presentation of exceptional items to be appropriate as it provides useful additional information and is consistent with the way that financial information is measured by management and presented to the Board. In that regard, management believes it to be consistent with paragraph 85 of IAS 1 “Presentation of financial statements” (“IAS 1”), which permits the inclusion of line items and subtotals that improve the understanding of performance.

(iv) Business combinations, goodwill and similar transactions (for the periods after the AMP Transfer)

For each transaction the Group will assess the accounting acquirer and acquiree and whether those parties meet the definition of a business under IFRS 3, which could involve significant judgments depending on the structure of the transaction.

Goodwill only arises in business combinations, where both parties meet the definition of a business. The amount of goodwill initially recognized is dependent on the allocation of the purchase price to the fair value of the identifiable assets acquired and the liabilities assumed. The determination of the fair value of the assets and liabilities is based, to a considerable extent, on management’s judgment. Allocation of the purchase price affects the results of the Group as finite lived intangible assets are amortized, whereas indefinite lived intangible assets, including goodwill, are not amortized and could result in differing amortization charges based on the allocation to indefinite lived and finite lived intangible assets.

A transaction, where the accounting acquiree does not meet the definition of a business, is not a business combination under IFRS 3, but could be an asset acquisition or a share-based payment transaction under IFRS 2. In the latter case, the difference in the fair value of consideration given by the acquirer over the fair value of identifiable net assets of the acquiree represents a service and is accounted for as a share-based payment expense. In order to estimate such fair values management might need to apply a significant amount of judgment in respect of key assumptions underlying such calculations, as outlined in more detail in note 21 for the Private Warrants.